LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
LOSS PER SHARE
Schedule of loss per share

	For the years ended December 31,
	2017	2016	2015
Weighted average number of common shares	81,523,874	67,465,300	65,397,132
Loss for the period	$(22,908,721)	$(86,494,893)	$(26,730,490)

Basic loss per share	$(0.28)	$(1.28)	$(0.41)